Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated February 1, 2016, as supplemented March 7, 2016,

July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Advisors Mid Cap Growth Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, shares of the Fund’s sole class will be reclassified and redesignated as Class N shares and all references in the Prospectus and SAI to the Fund’s sole class will be superseded with references to Class N shares.

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class N
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	0.01%
Other Expenses[1]	0.25%

Total Annual Fund Operating Expenses	1.14%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$116	$362	$628	$1,386

ST366

The second paragraph of the section under “Summary of the Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class N shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class N shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Advisors Midcap Growth Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Fund”), to the Fund.

The first paragraph of the sub-section “AMG Managers Brandywine Advisors Mid Cap Growth Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Fund” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund’s Class N shares are authorized to pay up to 0.15% in shareholder servicing fees with respect to each financial intermediary that services shareholder accounts and charges for such services, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Fund” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Fund for its services as distributor.

The last two paragraphs of the sub-section “Fund Management” in the section “Additional Information About the Fund” are hereby deleted and replaced with the following:

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.88% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Friess a portion of this fee for its services as subadvisor. Friess, not the Fund, pays Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in performing its services as subadvisor. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The first sentence of the sub-section “Your Account” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

As an investor, you may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries that service shareholder accounts and charge for such services, such as broker-dealers (including fund supermarket platforms), banks and trust companies.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The fourth paragraph of the sub-section “Investment Manager and Subadvisor” in the section “Management of the Funds” is hereby deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fee it receives from each Fund to pay the advisory fees of Friess, and Friess, in turn, pays Friess of Delaware out of the advisory fee it receives from the Investment Manager.

The fourth paragraph of the sub-section “Investment Management, Subadvisory and Sub-Subadvisory Agreements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Funds.

The first two paragraphs of the sub-section “Compensation of the Investment Manager and the Subadvisor” in the section “Management of the Funds” is hereby deleted and replaced with the following:

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee equal to 0.88% of the value of the net assets of the Fund. The amount of management fee is computed daily and may be paid monthly.

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay Friess a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that Friess manages. The fee paid to Friess is paid out of the fee the Investment Manager receives from each Fund and does not increase a Fund’s expenses. In addition, as compensation for the investment management services rendered and related expenses under the Sub-Subadvisory Agreements, Friess has agreed to pay Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in managing the portfolio. The fee paid to Friess of Delaware is paid out of the fee Friess receives from the Investment Manager and does not increase a Fund’s expenses.

The first paragraph of the sub-section “Administrative Services; Distribution Arrangements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated February 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, shares of each Fund’s sole class will be reclassified and redesignated as Class S shares and all references in the Prospectus and SAI to each Fund’s sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds - AMG Managers Brandywine Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.22%

Total Annual Fund Operating Expenses	1.10%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$112	$350	$606	$1,340

ST370

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class S shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), to the Fund.

The sections under “Summary of the Funds - AMG Managers Brandywine Blue Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.32%

Total Annual Fund Operating Expenses	1.20%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$122	$381	$660	$1,455

The second paragraph of the section under “Summary of the Funds – AMG Managers Brandywine Blue Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class S shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Blue Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Brandywine Blue Fund”), to the Fund.

The first paragraph of the sub-sections “AMG Managers Brandywine Fund - Additional Information About the Fund’s Expenses and Performance” and “AMG Managers Brandywine Blue Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund’s Class S shares are authorized to pay up to 0.15% in shareholder servicing fees with respect to each financial intermediary that services shareholder accounts and charges for such services, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class S shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. The Distributor receives no compensation from the Funds for its services as distributor.

The last two paragraphs of the sub-section “Fund Management” in the section “Additional Information About the Funds” are hereby deleted and replaced with the following:

Each of AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.88% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Friess a portion of this fee for its services as subadvisor. Friess, not the Funds, pays Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in performing its services as subadvisor. Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to each Fund and receives an administrative fee from such Fund for these services of 0.15% of such Fund’s average daily net assets.

The first sentence of the sub-section “Your Account” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

As an investor, you may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries that service shareholder accounts and charge for such services, such as broker-dealers (including fund supermarket platforms), banks and trust companies.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The fourth paragraph of the sub-section “Investment Manager and Subadvisor” in the section “Management of the Funds” is hereby deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fee it receives from each Fund to pay the advisory fees of Friess, and Friess, in turn, pays Friess of Delaware out of the advisory fee it receives from the Investment Manager.

The fourth paragraph of the sub-section “Investment Management, Subadvisory and Sub-Subadvisory Agreements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Funds.

The first two paragraphs of the sub-section “Compensation of the Investment Manager and the Subadvisor” in the section “Management of the Funds” is hereby deleted and replaced with the following:

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee equal to 0.88% of the value of the net assets of the Fund. The amount of management fee is computed daily and may be paid monthly.

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay Friess a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that Friess manages. The fee paid to Friess is paid out of the fee the Investment Manager receives from each Fund and does not increase a Fund’s expenses. In addition, as compensation for the investment management services rendered and related expenses under the Sub-Subadvisory Agreements, Friess has agreed to pay Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in managing the portfolio. The fee paid to Friess of Delaware is paid out of the fee Friess receives from the Investment Manager and does not increase a Fund’s expenses.

The first paragraph of the sub-section “Administrative Services; Distribution Arrangements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG FQ Global Risk-Balanced Fund, AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG FQ Tax-Managed U.S. Equity Fund	Investor Class	Class N
AMG FQ Tax-Managed U.S. Equity Fund	Institutional Class	Class I

AMG FQ U.S. Equity Fund AMG FQ U.S. Equity Fund	Investor Class Institutional Class	Class N Class I

AMG FQ Global Risk-Balanced Fund AMG FQ Global Risk-Balanced Fund AMG FQ Global Risk-Balanced Fund	Investor Class Service Class Institutional Class	Class N Class I Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds - AMG FQ Tax-Managed U.S. Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.32%	0.32%

Total Annual Fund Operating Expenses	1.27%	1.02%

Fee Waiver and Expense Reimbursements[2]	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.14%	0.89%

[1]	Expense information has been restated to reflect current fees.

ST372

[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$116	$390	$684	$1,523
Class I	$91	$312	$551	$1,236

The sections under “Summary of the Funds - AMG FQ U.S. Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.44%	0.37%

Total Annual Fund Operating Expenses	1.04%	0.72%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$106	$331	$574	$1,271
Class I	$74	$230	$401	$894

With respect to AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, the first paragraph in the section under “Summary of the Funds” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

With respect to AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, the information regarding investment minimums in the section under “Summary of the Funds” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of such Funds will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N (all accounts): $100

Class I (all accounts): $1,000

The sections under “Summary of the Funds - AMG FQ Global Risk-Balanced Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.57%	0.41%	0.32%
Acquired Fund Fees and Expenses	0.22%	0.22%	0.22%

Total Annual Fund Operating Expenses	1.64%	1.23%	1.14%

Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.61%	1.20%	1.11%

[1]	Expense information has been restated to reflect current fees.

[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$514	$889	$1,941
Class I	$122	$387	$673	$1,486
Class Z	$113	$359	$625	$1,383

With respect to AMG FQ Global Risk-Balanced Fund, the second paragraph in the section under “Summary of the Funds” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class Z shares (formerly Institutional Class shares, which were renamed Class Z shares on October 1, 2016 (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010)) includes historical performance of the Fund for periods prior to September 28, 2009. Effective October 1, 2016, outstanding Investor Class and Service Class shares of the Fund were renamed Class N and Class I shares, respectively. To obtain updated monthly performance information please visit www.amgfunds.com or call 1.800.835.3879.

With respect to AMG FQ Global Risk-Balanced Fund, the information regarding investment minimums in the section under “Summary of the Funds” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of such Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $25,000

Class Z

Regular Account: $5,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The following is hereby added as the first paragraph of the sub-section “AMG FQ U.S. Equity Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds”:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.10% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The first paragraph of the sub-section “AMG FQ Global Risk-Balanced Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are authorized to pay up to 0.25% and 0.15% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

The last three paragraphs of the sub-section “Fund Management – AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund” in the section “Additional Information About the Funds” are hereby deleted and replaced with the following:

AMG FQ Tax-Managed U.S. Equity Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant a portion of this fee for its services as Subadvisor. AMG FQ U.S. Equity Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant a portion of this fee for its services as Subadvisor. Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to each Fund and receives an administrative fee from such Fund for these services of 0.15% of such Fund’s average daily net assets.

The last two paragraphs of the sub-section “Fund Management – AMG FQ Global Risk-Balanced Fund” in the section “Additional Information About the Funds” are hereby deleted and replaced with the following:

AMG FQ Global Risk-Balanced Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.60% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant a portion of this fee for its services as Subadvisor. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The sub-section “Choosing a Share Class – Investor Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS N SHARES

All Funds

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for AMG FQ Global Risk-Balanced Fund and 0.10% for AMG FQ U.S. Equity Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

The sub-section “Choosing a Share Class – Service Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS I SHARES

All Funds

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% with respect to AMG FQ Global Risk-Balanced Fund and 0.10% with respect to AMG FQ U.S. Equity Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.

The sub-section “Choosing a Share Class – Institutional Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS Z SHARES

AMG FQ Global Risk-Balanced Fund

Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The third paragraph in the sub-section “Subadvisor” in the section “Management of the Funds” is hereby deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from the Funds. A portion of the investment management fee paid by the Funds to the Investment Manager is used to pay the advisory fees of First Quadrant, L.P. (“First Quadrant”), the Subadvisor that manages the assets of each of the Funds. Because First Quadrant is an affiliate of the Investment Manager, the Investment Manager indirectly benefits from the compensation received by First Quadrant. First Quadrant was selected by the Investment Manager, subject to the review and approval of the Board of Trustees. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. AMG indirectly owns a majority interest in First Quadrant. As of December 31, 2015, actively managed assets for First Quadrant, which includes all actively managed discretionary portfolios of First Quadrant, as well as assets not managed by First Quadrant but which are subject to actively managed First Quadrant overlay strategies, and all portfolios managed by joint venture partners using First Quadrant investment signals, totaled approximately $20.3 billion. First Quadrant’s address is 800 E. Colorado Boulevard, Suite 900, Pasadena, California 91101.

The sixth and seventh paragraphs in the sub-section “Investment Management and Subadvisory Agreements” in the section “Management of the Funds” are hereby deleted and replaced with the following:

The Investment Management Agreement for AMG FQ Tax-Managed U.S. Equity Fund provides that the Investment Manager is specifically responsible for the following advisory services:

•	developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Fund.

The Investment Management Agreement for AMG FQ U.S. Equity Fund and AMG FQ Global Risk-Balanced Fund provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisor” in the section “Management of the Funds:”

Fund	Investment Management Fee
AMG FQ Tax-Managed U.S. Equity Fund	0.70%

The last paragraph in the sub-section “Expense Limitations” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services; Distribution Arrangements” below.

The first paragraph of the sub-section “Administration Services; Distribution Arrangements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

The third paragraph of the sub-section “Administration Services; Distribution Arrangements” in the section “Management of the Funds” is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG TimesSquare All Cap Growth Fund

AMG Managers Real Estate Securities Fund

AMG GW&K Core Bond Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Real Estate Securities Fund and AMG GW&K Core Bond Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Real Estate Securities Fund will be changed to AMG Managers CenterSquare Real Estate Fund and shares of AMG Managers Real Estate Securities Fund’s sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Real Estate Securities Fund will be superseded with references to AMG Managers CenterSquare Real Estate Fund and all references to AMG Managers Real Estate Securities Fund’s sole class will be superseded with references to Class S shares.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Frontier Small Cap Growth Fund	Investor Class	Class N
AMG Frontier Small Cap Growth Fund AMG Frontier Small Cap Growth Fund	Service Class Institutional Class	Class I Class Z

AMG Managers Emerging Opportunities Fund AMG Managers Emerging Opportunities Fund AMG Managers Emerging Opportunities Fund	Investor Class Service Class Institutional Class	Class N Class S Class I

AMG TimesSquare All Cap Growth Fund AMG TimesSquare All Cap Growth Fund AMG TimesSquare All Cap Growth Fund	Investor Class Service Class Institutional Class	Class N Class S Class I

AMG GW&K Core Bond Fund AMG GW&K Core Bond Fund AMG GW&K Core Bond Fund	Investor Class Service Class Institutional Class	Class N Class I Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

ST373

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.72%	0.62%	0.47%

Total Annual Fund Operating Expenses	1.82%	1.47%	1.32%

Fee Waiver and Expense Reimbursements[2]	(0.27)%	(0.27)%	(0.27)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.55%	1.20%	1.05%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$158	$546	$960	$2,115
Class I	$122	$438	$777	$1,734
Class Z	$107	$392	$698	$1,567

The second paragraph in the section under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016 (formerly shares of Managers Small Cap Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010)) includes historical performance of the Fund for periods prior to September 14, 2009, when the Fund was managed by a different subadvisor with different investment strategies and policies. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor using the current investment strategies and policies, and the performance record might be less pertinent for investors considering whether to purchase shares of the Fund. Effective October 1, 2016, outstanding Investor Class and Institutional Class shares of the Fund were renamed Class N and Class Z shares, respectively. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The information regarding investment minimums in the section under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG Frontier Small Cap Growth Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $25,000

Class Z

Regular Account: $5,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The sections under “Summary of the Funds - AMG Managers Emerging Opportunities Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.51%	0.26%

Total Annual Fund Operating Expenses	1.51%	1.26%

Fee Waiver and Expense Reimbursements[2]	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.43%	1.18%

[1]	Expense information has been restated to reflect current fees.

[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.18% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$146	$469	$816	$1,795
Class I	$120	$392	$684	$1,516

The second paragraph in the section under “Summary of the Funds – AMG Managers Emerging Opportunities Fund” titled “Performance” is hereby deleted and replaced with the following:

Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective October 3, 2011) were renamed Class S shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective December 10, 2007, some of the Fund’s investment strategies changed concurrent with the hiring of new subadvisors. The Fund’s past performance would have been different if the Fund was managed using the current investment strategies. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The information regarding investment minimums in the section under “Summary of the Funds – AMG Managers Emerging Opportunities Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG Managers Emerging Opportunities Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class S

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class S (all accounts): $100

Class I (all accounts): $1,000

The sections under “Summary of the Funds – AMG TimesSquare All Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.65%	0.50%	0.40%

Total Annual Fund Operating Expenses	1.65%	1.25%	1.15%

Fee Waiver and Expense Reimbursements[2]	(0.36)%	(0.36)%	(0.36)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.29%	0.89%	0.79%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.79% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$131	$485	$863	$1,924
Class S	$91	$361	$652	$1,480
Class I	$81	$330	$598	$1,365

The first paragraph in the section under “Summary of the Funds – AMG TimesSquare All Cap Growth Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class S and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds - AMG Managers Real Estate Securities Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.47%

Total Annual Fund Operating Expenses	1.07%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$109	$340	$590	$1,306

The first paragraph in the section under “Summary of the Funds – AMG Managers Real Estate Securities Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG GW&K Core Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[2]	0.39%	0.32%	0.24%

Total Annual Fund Operating Expenses	0.94%	0.62%	0.54%

Fee Waiver and Expense Reimbursements[3]	(0.06)%	(0.06)%	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.88%	0.56%	0.48%

[1]	Management fees have been restated to reflect current fee rates, which were reduced from 0.40% to 0.30% effective February 28, 2015.
[2]	Expense information has been restated to reflect current fees. Certain amounts are annualized expenses incurred from inception on May 8, 2015 through December 31, 2015 and other amounts are estimated for the current fiscal year as a result of changes in the Fund’s operating expenses.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$90	$294	$514	$1,149
Class I	$57	$192	$340	$769
Class Z	$49	$167	$296	$671

The second paragraph in the section under “Summary of the Funds – AMG GW&K Core Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

Because the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016) and Class Z shares (formerly Institutional Class shares, which were renamed Class Z shares on October 1, 2016) have not operated for a full calendar year, performance history for these share classes is not available. Class N and Class Z shares would have similar annual returns as Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016) because all of the classes are invested in the same portfolio of securities. However, Class N and Class Z shares are subject to different expenses than Class I shares, and Class N and Class Z share performance would vary to that extent. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The information regarding investment minimums in the section under “Summary of the Funds – AMG GW&K Core Bond Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG GW&K Core Bond Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $25,000

Class Z

Regular Account: $5,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The first paragraph of the sub-section “AMG Frontier Small Cap Growth Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are authorized to pay up to 0.25% and 0.15% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The first paragraph of the sub-section “AMG TimesSquare All Cap Growth Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class S shares are authorized to pay up to 0.25% and 0.15% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class S shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The first paragraph of the sub-section “AMG Managers Real Estate Securities Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class S shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class S shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

The last paragraph of the sub-section “Fund Management – AMG Frontier Small Cap Growth Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

AMG Frontier Small Cap Growth Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Frontier a portion of this fee for its services as Subadvisor. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The last paragraph of the sub-sections “Fund Management – AMG Managers Emerging Opportunities Fund,” “Fund Management – AMG TimesSquare All Cap Growth Fund,” “Fund Management – AMG Managers Real Estate Securities Fund” and “Fund Management – AMG GW&K Core Bond Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The sub-section “Choosing a Share Class – AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund and AMG GW&K Core Bond Fund Only” in the section “Shareholder Guide” is hereby renamed “Choosing a Share Class.”

The sub-section “Choosing a Share Class – Investor Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS N SHARES

AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund and AMG GW&K Core Bond Fund

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% with respect to AMG Frontier Small Cap Growth Fund and AMG TimesSquare All Cap Growth Fund and 0.15% with respect to AMG GW&K Core Bond Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

The sub-section “Choosing a Share Class – Service Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS S SHARES

AMG Managers CenterSquare Real Estate Fund, AMG Managers Emerging Opportunities Fund and AMG TimesSquare All Cap Growth Fund

Class S shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class S’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% with respect to AMG Managers CenterSquare Real Estate Fund and AMG Managers Emerging Opportunities Fund and 0.15% with respect to AMG TimesSquare All Cap Growth Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class S shares do not pay distribution (12b-1) fees.

The sub-section “Choosing a Share Class – Institutional Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS I SHARES

AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG TimesSquare All Cap Growth Fund and AMG GW&K Core Bond Fund

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% with respect to AMG Frontier Small Cap Growth Fund and 0.10% with respect to AMG GW&K Core Bond Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.

The following is hereby added as a new sub-section entitled “Choosing a Share Class – Class Z Shares” in the section “Shareholder Guide” following the sub-section entitled “Choosing a Share Class – Class I Shares”:

CLASS Z SHARES

AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond Fund

Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The sixth and seventh paragraphs in the sub-section “Management and Subadvisory Agreements” in the section “Management of the Funds”:

The Management Agreement for AMG TimesSquare All Cap Growth Fund provides that the Investment Manager is specifically responsible for the following advisory services:

•	developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Funds.

The Management Agreement for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG Managers CenterSquare Real Estate Fund and AMG GW&K Core Bond Fund provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisors” in the section “Management of the Funds”:

Fund	Investment Management Fee
AMG Frontier Small Cap Growth Fund	0.85%

The last paragraph in the sub-section “Compensation of the Investment Manager and Subadvisors” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services; Distribution Arrangements” below.

The first two paragraphs of the sub-section “Administrative Services; Distribution Arrangements” in the section “Management of the Funds” are hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE